EXPLORATION AND EVALUATION INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
EXPLORATION AND EVALUATION INTERESTS
Exploration and Evaluation Assets

Exploration and evaluation assets

	Eskay	KSP	Kingpin	Red Chris	Snip	Sofia	Total
Balance, December 31, 2020	$73,182	$—	$—	$—	$1,892	$—	$75,074
Adjust closure liability (Note 15)	787	—	—	—	(805)	—	(18)
Additions	475	—	—	—	—	—	475
Balance, December 31, 2021	$74,444	$—	$—	$—	$1,087	$—	$75,531
Adjust closure liability (Note 15)	1,162	—	—	—	(153)	—	1,009
Acquisition of QuestEx properties (Note 8)	—	7,872	3,936	—	—	1,312	13,120
Additions	2,882	—	—	2,871	25	—	5,778
Balance, December 31, 2022	$78,488	$7,872	$3,936	$2,871	$959	$1,312	$95,438

Exploration and evaluation expenses

Year ended December 31, 2022	Eskay	Red Chris	Snip	Sofia	Total
Accretion (Note 14)	$63	$—	$—	$—	$63
Assays and analysis/storage	3,728	—	239	102	4,069
Camp and safety	2,985	—	—	1	2,986
Claim renewals and permits	900	—	57	—	957
Community relations	—	—	—	18	18
Depreciation (Note 11)	1,623	—	—	—	1,623
Drilling	13,131	—	—	1,681	14,812
Electrical	403	—	—	—	403
Environmental studies	8,515	—	54	—	8,569
Equipment rental	3,272	—	3	12	3,287
Fieldwork, camp support	17,746	—	104	135	17,985
Fuel	3,707	—	—	284	3,991
Geology, geophysics, and geochemical	17,909	49	18	224	18,200
Helicopter	4,441	—	—	960	5,401
Metallurgy	676	—	—	—	676
Part XII.6 tax (METC), net of sales tax recovery	36	—	—	(250)	(214)
Share-based payments (Note 12)	3,584	—	—	—	3,584
Transportation and logistics	4,081	—	—	1,111	5,192
Total for the year	$86,800	$49	$475	$4,278	$91,602

There were no exploration and evaluation expenses incurred on KSP and Kingpin during the year ended December 31, 2022.

Year ended December 31, 2021	Eskay	Snip	Total
Accretion (Note 14)	$68	$—	$68
Assays and analysis/storage	3,977	907	4,884
Camp and safety	5,652	604	6,256
Claim renewals and permits	476	86	562
Community relations	82	—	82
Depreciation (Note 11)	1,695	—	1,695
Drilling	10,517	7,041	17,558
Electrical	1,065	628	1,693
Environmental studies	5,522	767	6,289
Equipment rental	9,591	925	10,516
Fieldwork, camp support	17,366	4,513	21,879
Fuel	2,704	921	3,625
Geology, geophysics, and geochemical	12,927	1,832	14,759
Helicopter	3,584	3,994	7,578
Metallurgy	996	11	1,007
METC and sales tax recovery	(3,681)	—	(3,681)
Share-based payments (Note 12)	2,098	1,060	3,158
Transportation and logistics	6,746	2,778	9,524
Total for the year	$81,385	$26,067	$107,452